Expense Example {- Strategic Advisers Fidelity International Fund} - 02.28 Strategic Advisers Fidelity International Fund PRO-09 - Strategic Advisers Fidelity International Fund - Strategic Advisers Fidelity International Fund
Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 72
3 years	235
5 years	460
10 years	$ 1,104